Share Based Payments - Disclosure Weighted Average Assumptions and Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year
Disclosure Of Share-based Payment Arrangements [Abstract]
Risk-free interest rate	2.02%	1.18%	0.82%
Expected hold period to exercise | year	3.0	3.0	3.0
Volatility in the price of the Company's shares	81.15%	90.73%	94.84%
Rate of forfeiture	3.67%	3.67%	3.67%
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options (cad per share) | $	$ 2.67	$ 2.65	$ 1.59